Long-term obligations (Tables)	12 Months Ended
Nov. 30, 2020
Disclosure Of Detailed Information About Long Term Obligation [Abstract]
Summary of movement in the long-term obligation
The movement in the long-term obligations is as follows.

	Commercialization rights – Trogarzo ® North American Territory	Commercialization rights – Trogarzo ® European Territory	Total

Balance as at November 30, 2018	$-	$-	$-

Additions	6,765	4,557	11,322

Accretion expense	152	13	165

Payment	(3,500)	-	(3,500)

Balance as at November 30, 2019	3,417	4,570	7,987

Accretion expense	83	96	179

Payment	(3,500)	-	(3,500)

Current portion as at November 30, 2020	$-	$4,666	$4,666